Segment Reporting	12 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Segment Reporting
22.	Segment Reporting

The Company is engaged in the development, production and sale of seeds. The Company's chief operating decision maker evaluates segment performance based on revenue and cost of revenue by segment. The Company has determined that it has three reportable segments which are China Seeds, International seeds, and Agri Services. The China seeds segment engages in production and sales of corn seed in China. The International Seeds segment engages in seed, nutrition and grain businesses. The Agri services segment engages in merchandising, livestock, insurance, real estate and irrigation and pumping businesses. The Company reports and classifies its corporate expenses as either Regional Corporate (New Zealand) or Central Corporate.

The Company had no customers which accounted for 10% or more of the Company's revenues for the periods presented in the consolidated financial statements.

Operating Segment Information

	Year ended December 31, 2009	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended June 30, 2012	Year ended June 30, 2012
	(RMB'000)	(RMB'000)	(RMB'000)	(RMB'000)	(USD'000)
Revenue
China Seeds	3,013	29,022	60,829	52,772	8,307
International Seeds			353,034	2,235,571	351,892
AgriService			612,305	4,630,464	728,863
Total	3,013	29,022	1,026,168	6,918,807	1,089,061

Cost of revenue
China Seeds	(5,285)	(17,345)	(33,734)	(33,130)	(5,215)
International Seeds			(281,521)	(1,691,079)	(266,186)
AgriService			(463,859	(3,658,853)	(575,925)
Total	(5,285)	(17,345)	(779,114)	(5,383,062)	(847,326)

Gross profit
China Seeds	(2,272)	11,677	27,095	19,642	3,092
International Seeds			71,513	544,492	85,706
AgriService			148,446	971,611	152,937
Total	(2,272)	11,677	247,054	1,535,745	241,735

Selling, general and administrative expenses
China Seeds	(827)	(6,405)	(7,020)	(15,647)	(2,463)
International Seeds	—	—	(57,026)	(386,945)	(60,907)
AgriService	—	—	(127,149)	(743,287)	(116,998)
Regional Corporate	—	—	(29,128)	(143,872)	(22,646)
Central Corporate	(88,792)	(92,266)	(50,789)	(71,451)	(11,247)
Total	(89,619)	(98,671)	(271,112)	(1,361,201)	(214,261)

Research and development expenses
China Seeds	(942)	(114)	(317)	(2,277)	(358)
International Seeds	—	—	(6,681)	(29,749)	(4,683)
AgriService	—	—	—	(11)	(2)
Regional Corporate	—	—	—	—	—
Central Corporate	(214)	—	(35)	—	—
Total	(1,156)	(114)	(7,033)	(32,037)	(5,043)

Total operating expenses
China Seeds	(1,769)	(6,519)	(7,338)	(17,924)	(2,821)
International Seeds	—	—	(63,706)	(416,694)	(65,590)
AgriService	—	—	(127,149)	(743,298)	(116,999)
Regional Corporate	—	—	(29,128)	(143,872)	(22,646)
Central Corporate	(89,006)	(92,266)	(50,824)	(71,451)	(11,247)
Total	(90,775)	(98,785)	(278,145)	(1,393,238)	(219,304)

Operating income (loss)
China Seeds	(4,041)	5,158	19,758	1,717	270
International Seeds	—	—	7,807	127,798	20,116
AgriService	—	—	21,297	228,313	35,938
Regional Corporate	—	—	(29,128)	(143,872)	(22,646)
Central Corporate	(89,006)	(92,266)	(50,824)	(71,451)	(11,247)
Total	(93,047)	(87,108)	(31,091)	142,507	22,431

Segment assets
China Seeds	125,872	198,471	107,961	183,674	28,911
International Seeds	—	—	2,148,310	2,030,389	319,595
AgriService	—	—	885,140	994,918	156,606
Regional Corporate	—	—	2,991,232	292,249	46,002
Central Corporate	1,880,281	1,419,279	1,889,848	1,718,577	270,514
Total	2,006,153	1,617,750	8,023,491	5,219,807	821,629

Segment liabilities
China Seeds	79,761	153,992	58,933	109,102	17,173
International Seeds	—	—	1,202,563	1,044,193	164,362
AgriService	—	—	922,367	843,806	132,820
Regional Corporate	—	—	2,405,547	191,832	30,195
Central Corporate	213,906	—	788,998	447,770	70,482
Total	293,667	153,992	5,378,408	2,636,702	415,033

Geographic Segment Information

In presenting information on the basis of geographical segments, segment revenues are attributed to countries based on location of customers. Segment assets are based on the geographical location of the assets.

Revenues

	Year ended December 31, 2009	Year ended December 31, 2010	Six months ended June 30, 2011 *	Year ended June 30, 2012	Year ended June 30, 2012
	(RMB'000)	(RMB'000)	(RMB'000)	(RMB'000)	(US$'000)
China	3,013	29,022	60,829	52,772	8,307
New Zealand	—	—	798,541	5,861,534	922,640
Australia	—	—	61,385	405,133	63,770
South America	—	—	104,326	597,469	94,045
United Kingdom	—	—	1,087	1,899	299
Total	3,013	29,022	1,026,168	6,918,807	1,089,061

Long-Lived Assets

	As at December 31, 2010	As at June 30, 2011	As at June 30, 2012	As at June 30, 2012
	(RMB'000)	(RMB'000)	(RMB'000)	(US$'000)
China	1,016,357	448,189	453,937	71,452
New Zealand		418,290	443,095	69,746
Australia		122,883	93,485	14,715
South America		21,058	43,738	6,885
United Kingdom		1,453	—	—
Total	1,016,357	1,011,872	1,034,255	162,798

* Revenue from countries other than China represent only two months results as a result of PGW acquisition.